UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:    USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2013

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2013


[LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA HIGH INCOME FUND
OCTOBER 31, 2013

                                                                      (Form N-Q)

48448-1213                                   (C)2013, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA HIGH INCOME FUND
October 31, 2013 (unaudited)

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             CORPORATE OBLIGATIONS (71.4%)

             CONSUMER DISCRETIONARY (9.6%)
             -----------------------------
             ADVERTISING (0.6%)
$    4,543   Clear Channel Communications, Inc. (a)                      3.82%       1/29/2016      $    4,420
     2,240   Clear Channel Communications, Inc. (a)                      6.92        1/30/2019           2,136
     5,000   Clear Channel Worldwide Holdings, Inc.                      7.63        3/15/2020           5,362
                                                                                                    ----------
                                                                                                        11,918
                                                                                                    ----------
             APPAREL RETAIL (1.0%)
    18,162   L Brands, Inc.                                              6.95        3/01/2033          18,162
     2,362   L Brands, Inc.                                              7.60        7/15/2037           2,415
                                                                                                    ----------
                                                                                                        20,577
                                                                                                    ----------
             AUTO PARTS & EQUIPMENT (0.2%)
     1,093   Federal-Mogul Corp. (a)                                     2.12       12/29/2014           1,085
       645   Federal-Mogul Corp. (a)                                     2.12       12/28/2015             640
     2,000   Lear Corp. (b)                                              4.75        1/15/2023           1,945
                                                                                                    ----------
                                                                                                         3,670
                                                                                                    ----------
             AUTOMOTIVE RETAIL (0.2%)
     5,000   CST Brands, Inc. (b)                                        5.00        5/01/2023           4,863
                                                                                                    ----------
             BROADCASTING (0.4%)
     3,000   Sinclair Television Group, Inc.                             6.13       10/01/2022           3,071
     4,000   Univision Communications, Inc. (b)                          8.50        5/15/2021           4,450
                                                                                                    ----------
                                                                                                         7,521
                                                                                                    ----------
             CABLE & SATELLITE (1.2%)
     5,000   Cablevision Systems Corp.                                   8.00        4/15/2020           5,700
     5,000   CCO Holdings, LLC (b)                                       5.25        3/15/2021           4,850
     5,000   CCO Holdings, LLC                                           6.63        1/31/2022           5,200
     5,000   Cequel Communications Holdings I, LLC &
             Cequel Capital Corp. (b)                                    6.38        9/15/2020           5,212
     4,500   Mediacom Broadband, LLC                                     6.38        4/01/2023           4,579
                                                                                                    ----------
                                                                                                        25,541
                                                                                                    ----------
             CASINOS & GAMING (3.1%)
     1,941   Caesar's Entertainment Operating Co., Inc. (a)              5.49        1/26/2018           1,827
     5,000   Caesar's Entertainment Operating Co., Inc.                 10.00       12/15/2018           2,538
     4,000   Caesar's Entertainment Operating Co., Inc.                  8.50        2/15/2020           3,707
    10,000   Caesar's Entertainment Resort Properties, LLC (a)           7.00       10/12/2020           9,882
     6,000   Chester Downs & Marina, LLC (b)                             9.25        2/01/2020           6,120
     1,500   Eldorado Resorts, LLC (b)                                   8.63        6/15/2019           1,594
     2,627   Inn of the Mountain Gods Resort & Casino (b)                9.25       11/30/2020           2,509
     4,000   Isle of Capri Casinos                                       8.88        6/15/2020           4,270
     5,000   Marina District Finance Co., Inc.                           9.88        8/15/2018           5,462
     8,000   MGM Resorts International                                   8.63        2/01/2019           9,430
     3,050   MTR Gaming Group, Inc. (b)                                 11.50        8/01/2019           3,370
     5,000   Pinnacle Entertainment, Inc.                                8.75        5/15/2020           5,550
     5,000   Scientific Games International, Inc.                        6.25        9/01/2020           5,162

================================================================================

1  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$      275   Seneca Nation of Indians Capital Improvements
               Auth. (b)                                                 6.75%      12/01/2013      $      275
     3,000   Snoqualmie Entertainment Auth. (b)                          4.15 (c)    2/01/2014           2,977
       850   Snoqualmie Entertainment Auth. (b)                          9.13        2/01/2015             851
       600   Sugarhouse HSP Gaming Prop Mezz, LP &
               Sugarhouse HSP Gaming Finance Corp. (b)                   6.38        6/01/2021             578
                                                                                                    ----------
                                                                                                        66,102
                                                                                                    ----------
             DEPARTMENT STORES (0.3%)
     3,200   Dillard's, Inc.                                             7.13        8/01/2018           3,696
     2,100   Macy's Retail Holdings, Inc.                                7.88        8/15/2036           2,376
                                                                                                    ----------
                                                                                                         6,072
                                                                                                    ----------
             HOMEBUILDING (0.7%)
     5,000   Beazer Homes USA, Inc.                                      9.13        5/15/2019           5,362
     2,000   D.R. Horton, Inc.                                           5.75        8/15/2023           2,079
     5,000   KB Home                                                     7.50        9/15/2022           5,262
     1,596   Taylor Morrison Communities, Inc. (b)                       7.75        4/15/2020           1,772
                                                                                                    ----------
                                                                                                        14,475
                                                                                                    ----------
             HOTELS, RESORTS & CRUISE LINES (0.2%)
     5,000   Royal Caribbean Cruises Ltd.                                5.25       11/15/2022           5,025
                                                                                                    ----------
             MOVIES & ENTERTAINMENT (0.1%)
     2,000   Production Resource Group, Inc.                             8.88        5/01/2019           1,510
                                                                                                    ----------
             PUBLISHING (0.7%)
       195   American Media, Inc. (b)                                   13.50        6/15/2018             207
     6,965   McGraw-Hill Global Education Holdings, LLC (a)              9.00        3/22/2019           7,101
     7,500   McGraw-Hill Global Education Holdings, LLC (b)              9.75        4/01/2021           8,137
                                                                                                    ----------
                                                                                                        15,445
                                                                                                    ----------
             RESTAURANTS (0.2%)
     4,000   NPC International, Inc.                                    10.50        1/15/2020           4,630
                                                                                                    ----------
             SPECIALTY STORES (0.5%)
     4,950   Harbor Freight Tools USA, Inc. (a)                          4.75        7/26/2019           5,023
     5,000   Michaels Stores, Inc.                                       7.75       11/01/2018           5,419
                                                                                                    ----------
                                                                                                        10,442
                                                                                                    ----------
             TIRES & RUBBER (0.2%)
     5,000   Goodyear Tire & Rubber Co.                                  6.50        3/01/2021           5,313
                                                                                                    ----------
             Total Consumer Discretionary                                                              203,104
                                                                                                    ----------
             CONSUMER STAPLES (1.5%)
             -----------------------
             FOOD RETAIL (0.1%)
     1,000   American Stores Co.                                         8.00        6/01/2026           1,290
                                                                                                    ----------
             PACKAGED FOODS & MEAT (1.4%)
     5,000   B&G Foods, Inc.                                             4.63        6/01/2021           4,894
     5,000   Chiquita Brands International, Inc. (b)                     7.88        2/01/2021           5,437
    15,000   Kraft Foods Group, Inc.                                     3.50        6/06/2022          14,946
     5,000   Sun Merger Sub, Inc. (b)                                    5.88        8/01/2021           5,238
                                                                                                    ----------
                                                                                                        30,515
                                                                                                    ----------
             Total Consumer Staples                                                                     31,805
                                                                                                    ----------
             ENERGY (16.4%)
             --------------
             COAL & CONSUMABLE FUELS (0.6%)
     5,000   Alpha Natural Resources                                     9.75        4/15/2018           5,175
     5,000   Arch Coal, Inc.                                             9.88        6/15/2019           4,275
     1,000   James River Coal Co.                                        7.88        4/01/2019             345

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    2,000   Peabody Energy Corp.                                        7.88%      11/01/2026      $    2,070
                                                                                                    ----------
                                                                                                        11,865
                                                                                                    ----------
             OIL & GAS EQUIPMENT & SERVICES (0.6%)
     3,000   Basic Energy Services                                       7.75        2/15/2019           3,127
     5,000   Exterran Partners Exploration (b)                           6.00        4/01/2021           5,000
     5,000   Global Geophysical Services, Inc.                          10.50        5/01/2017           4,150
                                                                                                    ----------
                                                                                                        12,277
                                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (6.4%)
     5,000   Alta Mesa Holdings, LP                                      9.63       10/15/2018           5,350
    10,000   Bill Barrett Corp. (d)                                      7.00       10/15/2022          10,100
     5,000   BreitBurn Energy Partners, LP                               7.88        4/15/2022           5,075
     5,000   Carrizo Oil & Gas, Inc.                                     8.63       10/15/2018           5,500
     2,000   Chaparral Energy, Inc.                                      8.25        9/01/2021           2,200
     5,000   Comstock Resources, Inc.                                    7.75        4/01/2019           5,250
     5,000   EP Energy, LLC & Everest Acquisition Finance,
               Inc.                                                      9.38        5/01/2020           5,800
     1,000   EP Energy, LLC & Everest Acquisition Finance,
               Inc.                                                      7.75        9/01/2022           1,130
     5,000   EV Energy Partners, LP                                      8.00        4/15/2019           5,025
     5,000   Forest Oil Corp.                                            7.50        9/15/2020           4,987
     2,194   GMX Resources, Inc. (e)                                    11.00       12/01/2017           1,964
     3,000   Halcon Resources Corp. (b)                                  9.25        2/15/2022           3,195
     4,000   Magnum Hunter Resources (b)                                 9.75        5/15/2020           4,260
     5,000   Midstates Petroleum Co., Inc. & Midstates
               Petroleum Co., LLC                                        9.25        6/01/2021           5,175
     1,400   Murphy USA, Inc. (b)                                        6.00        8/15/2023           1,428
     5,000   PDC Energy, Inc.                                            7.75       10/15/2022           5,450
     7,300   Penn Virginia Corp.                                         8.50        5/01/2020           7,784
    10,000   Quicksilver Resources, Inc.                                 7.13        4/01/2016           9,550
     7,000   Quicksilver Resources, Inc. (a)                             7.00        6/21/2019           6,898
     5,000   Resolute Energy Corp.                                       8.50        5/01/2020           5,275
     5,000   Rex Energy Corp.                                            8.88       12/01/2020           5,425
     7,250   Sabine Oil & Gas, LLC                                       9.75        2/15/2017           7,431
     5,000   Samson Investment Co. (a)                                   6.00        9/25/2018           5,048
     5,000   Samson Investment Co. (b)                                  10.25        2/15/2020           5,425
    10,000   Sandridge Energy, Inc.                                      7.50        2/15/2023          10,425
                                                                                                    ----------
                                                                                                       135,150
                                                                                                    ----------
             OIL & GAS REFINING & MARKETING (0.2%)
     5,000   Northern Tier Energy, LLC & Northern Tier
               Finance Corp.                                             7.13       11/15/2020           5,125
                                                                                                    ----------
             OIL & GAS STORAGE & TRANSPORTATION (8.6%)
     5,000   Atlas Pipeline, LP & Atlas Pipeline Finance Corp.           6.63       10/01/2020           5,275
     5,000   Crestwood Midstream Partners, LP (b)                        6.00       12/15/2020           5,137
     2,000   Crestwood Midstream Partners, LP (b),(f)                    6.13        3/01/2022           2,050
    15,000   DCP Midstream, LLC (b)                                      5.85        5/21/2043          14,100
     5,061   El Paso, LLC                                                7.80        8/01/2031           5,250
     2,500   Energy Transfer Equity, LP                                  7.50       10/15/2020           2,900
     5,000   Energy Transfer Partners, LP (b)                            3.28 (c)   11/01/2066           4,550
    12,250   Enterprise Products Operating, LLC                          7.00        6/01/2067          12,811
     9,000   Enterprise Products Operating, LLC                          7.03        1/15/2068           9,954
     5,000   Genesis Energy, LP & Genesis Energy Finance Corp.           5.75        2/15/2021           5,100
     8,000   Martin Midstream Partners, LP                               7.25        2/15/2021           8,200
     3,000   NGL Energy Partners, LP (b)                                 6.88       10/15/2021           3,083
    12,000   NGPL PipeCo, LLC (b)                                        7.12       12/15/2017          11,400
     3,000   NGPL PipeCo, LLC (b)                                        9.63        6/01/2019           3,015
     5,000   NGPL PipeCo, LLC (b)                                        7.77       12/15/2037           4,387
     3,000   Niska Gas Storage                                           8.88        3/15/2018           3,150
     1,730   NuStar Logistics, LP                                        7.63        1/15/2043          44,382
     5,000   PVR Partners, LP (b)                                        6.50        5/15/2021           5,175

================================================================================

3  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$   13,000   Sabine Pass Liquefaction, LLC (b)                           5.63%       2/01/2021      $   13,195
     2,000   Sabine Pass LNG, LP                                         6.50       11/01/2020           2,100
     3,000   Targa Resources Partners, LP (b)                            6.88        2/01/2021           3,248
     3,000   Targa Resources Partners, LP                                5.25        5/01/2023           3,015
     1,000   Teekay Corp.                                                8.50        1/15/2020           1,093
     3,000   TEPPCO Partners, LP                                         7.00        6/01/2067           3,107
     5,000   Tesoro Logistics, LP & Tesoro Logistics Finance Corp.       6.13       10/15/2021           5,200
                                                                                                    ----------
                                                                                                       180,877
                                                                                                    ----------
             Total Energy                                                                              345,294
                                                                                                    ----------
             FINANCIALS (14.5%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.5%)
     9,620   Walter Investment Management Corp. (a)                      5.75       11/28/2017           9,733
                                                                                                    ----------
             CONSUMER FINANCE (0.5%)
     4,000   American Express Co.                                        6.80        9/01/2066           4,285
     6,000   Credit Acceptance Corp.                                     9.13        2/01/2017           6,360
                                                                                                    ----------
                                                                                                        10,645
                                                                                                    ----------
             DIVERSIFIED BANKS (1.0%)
     4,000   Compass Bank                                                6.40       10/01/2017           4,437
     1,800   USB Realty Corp. (b)                                        1.39 (c)            -(g)        1,557
    15,000   Wells Fargo & Co.                                           3.50        3/08/2022          15,251
                                                                                                    ----------
                                                                                                        21,245
                                                                                                    ----------
             INVESTMENT BANKING & BROKERAGE (0.0%)
     1,000   Lehman Brothers Holdings, Inc. (h)                          5.75        4/25/2011             214
     1,500   Lehman Brothers Treasury Co. B.V. (h)                       6.88       12/29/2010             506
                                                                                                    ----------
                                                                                                           720
                                                                                                    ----------
             LIFE & HEALTH INSURANCE (3.6%)
     3,000   American Equity Investment Life Holding Co.                 6.63        7/15/2021           3,124
       260   Delphi Financial Group, Inc.                                7.38        5/15/2037           6,518
     3,000   Forethought Financial Group (b)                             8.63        4/15/2021           3,354
    23,000   Lincoln National Corp.                                      7.00        5/17/2066          23,862
     2,000   MetLife, Inc.                                              10.75        8/01/2039           2,995
    10,000   Prudential Financial, Inc.                                  5.20        3/15/2044           9,750
    25,465   StanCorp Financial Group, Inc.                              6.90        6/01/2067          25,529
                                                                                                    ----------
                                                                                                        75,132
                                                                                                    ----------
             MULTI-LINE INSURANCE (2.8%)
    21,299   Genworth Holdings, Inc.                                     6.15       11/15/2066          19,366
    25,000   Glen Meadow Pass-Through Trust (b)                          6.51        2/12/2067          24,125
    15,000   Nationwide Mutual Insurance Co. (b)                         5.81       12/15/2024          15,281
                                                                                                    ----------
                                                                                                        58,772
                                                                                                    ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (1.8%)
     4,000   GE Capital Trust I                                          6.38       11/15/2067           4,310
     5,000   General Electric Capital Corp.                              6.25                -(g)        5,234
     6,034   ILFC E-Capital Trust I (b)                                  5.35 (c)   12/21/2065           5,355
    16,362   ILFC E-Capital Trust II (b)                                 6.25       12/21/2065          15,298
     5,000   International Lease Finance Corp.                           8.63        1/15/2022           6,075
     1,000   Washington Mutual Bank (h)                                  5.55        6/16/2010             295
                                                                                                    ----------
                                                                                                        36,567
                                                                                                    ----------
             PROPERTY & CASUALTY INSURANCE (1.5%)
    10,000   AmTrust Financial Services, Inc. (b)                        6.13        8/15/2023          10,150
     1,000   Assured Guaranty Municipal Holdings, Inc. (b)               6.40       12/15/2066             790
     2,300   Assured Guaranty U.S. Holdings, Inc.                        6.40       12/15/2066           1,995
     3,780   Hanover Insurance Group, Inc.                               8.21        2/03/2027           4,040
     5,400   Ironshore Holdings, Inc. (b)                                8.50        5/15/2020           6,297
       817   Kingsway America, Inc.                                      7.50        2/01/2014             811
     6,000   Liberty Mutual Group, Inc. (b)                              7.00        3/15/2037           6,270

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    2,000   Zenith National Insurance Capital Trust I (b)               8.55%       8/01/2028      $    2,005
                                                                                                    ----------
                                                                                                        32,358
                                                                                                    ----------
             REAL ESTATE DEVELOPMENT (0.1%)
     2,500   Howard Hughes Corp. (b)                                     6.88       10/01/2021           2,600
                                                                                                    ----------
             REGIONAL BANKS (1.3%)
     1,000   AmSouth Bancorp.                                            6.75       11/01/2025           1,092
     3,000   First Niagara Financial Group, Inc.                         7.25       12/15/2021           3,522
     6,940   First Tennessee Capital II                                  6.30        4/15/2034           6,766
     1,500   M&T Capital Trust I                                         8.23        2/01/2027           1,524
     2,000   M&T Capital Trust II                                        8.28        6/01/2027           2,045
    10,409   Regions Bank                                                6.45        6/26/2037          11,016
     1,790   Regions Financial Corp.                                     7.38       12/10/2037           1,947
                                                                                                    ----------
                                                                                                        27,912
                                                                                                    ----------
             REINSURANCE (0.1%)
     2,000   Alterra USA Holdings Ltd. (b)                               7.20        4/14/2017           2,216
                                                                                                    ----------
             REITs - RETAIL (0.3%)
     3,000   Brixmor, LLC                                                5.30        1/15/2015           3,045
     2,675   Brixmor, LLC                                                5.25        9/15/2015           2,715
     1,550   Brixmor, LLC                                                7.50        7/30/2029           1,523
                                                                                                    ----------
                                                                                                         7,283
                                                                                                    ----------
             REITs - SPECIALIZED (0.3%)
     5,000   Aviv Healthcare Properties, LP & Aviv
               Healthcare Capital Corp. (b)                              6.00       10/15/2021           5,150
       650   Sabra Health Care                                           8.13       11/01/2018             709
                                                                                                    ----------
                                                                                                         5,859
                                                                                                    ----------
             SPECIALIZED FINANCE (0.7%)
    10,000   National Rural Utilities Cooperative Finance Corp.          4.75        4/30/2043           9,362
     5,000   PHH Corp.                                                   6.38        8/15/2021           4,975
                                                                                                    ----------
                                                                                                        14,337
                                                                                                    ----------
             Total Financials                                                                          305,379
                                                                                                    ----------
             HEALTH CARE (2.8%)
             ------------------
             HEALTH CARE EQUIPMENT (0.4%)
     1,500   Accellent, Inc.                                             8.38        2/01/2017           1,581
     1,500   Accellent, Inc.                                            10.00       11/01/2017           1,432
     5,000   Universal Hospital Services, Inc.                           7.63        8/15/2020           5,275
                                                                                                    ----------
                                                                                                         8,288
                                                                                                    ----------
             HEALTH CARE FACILITIES (1.1%)
    10,000   HCA Holdings, Inc.                                          7.75        5/15/2021          10,975
     5,000   Kindred Healthcare, Inc.                                    8.25        6/01/2019           5,400
     4,000   Tenet Healthcare Corp.                                      8.00        8/01/2020           4,365
     2,000   Tenet Healthcare Corp.                                      4.50        4/01/2021           1,947
       500   United Surgical Partners International, Inc.                9.00        4/01/2020             563
                                                                                                    ----------
                                                                                                        23,250
                                                                                                    ----------
             HEALTH CARE SERVICES (0.4%)
     1,158   Alliance HealthCare Services, Inc.                          8.00       12/01/2016           1,191
     5,000   Radiation Therapy Services, Inc.                            9.88        4/15/2017           4,013
     2,000   ResCare, Inc.                                              10.75        1/15/2019           2,245
                                                                                                    ----------
                                                                                                         7,449
                                                                                                    ----------
             HEALTH CARE SUPPLIES (0.4%)
     1,000   DJO Finance, LLC                                            9.75       10/15/2017           1,020
     3,000   DJO Finance, LLC                                            7.75        4/15/2018           3,045
     4,000   VWR Funding, Inc.                                           7.25        9/15/2017           4,280
                                                                                                    ----------
                                                                                                         8,345
                                                                                                    ----------

================================================================================

5  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             PHARMACEUTICALS (0.5%)
$    5,000   Valeant Pharmaceuticals International, Inc. (b)             6.38%      10/15/2020      $    5,362
     5,000   Valeant Pharmaceuticals International, Inc. (b)             6.75        8/15/2021           5,350
                                                                                                    ----------
                                                                                                        10,712
                                                                                                    ----------
             Total Health Care                                                                          58,044
                                                                                                    ----------

             INDUSTRIALS (7.3%)
             ------------------
             AEROSPACE & DEFENSE (1.0%)
    22,500   Textron Financial Corp. (b)                                 6.00        2/15/2067          20,137
                                                                                                    ----------
             AIRLINES (3.6%)
       852   America West Airlines, Inc. Pass-Through Trust              6.87        1/02/2017             895
       506   America West Airlines, Inc. Pass-Through Trust              7.12        1/02/2017             508
     5,000   American Airlines, Inc. "B" Pass-Through Trust (b)          5.63        1/15/2021           4,825
     6,535   American Airlines, Inc. Pass-Through Trust (b)              7.00        1/31/2018           6,813
     3,134   Continental Airlines, Inc. "B" Pass-Through Trust           6.25        4/11/2020           3,243
     5,000   Continental Airlines, Inc. Pass-Through Trust               6.13        4/29/2018           5,137
     3,000   Continental Airlines, Inc. Pass-Through Trust               5.50        4/29/2022           3,008
    20,000   Hawaiian Airlines Pass-Through Trust                        4.95        1/15/2022          18,250
     5,000   United Air Lines, Inc. "B" Pass-Through Trust               5.38        8/15/2021           4,988
     5,196   United Air Lines, Inc. Pass-Through Trust (b)              12.00        7/15/2017           5,858
     7,000   US Airways Group, Inc. "B" Pass-Through Trust               5.38        5/15/2023           6,702
     6,286   US Airways Group, Inc. Pass-Through Trust                   8.50        4/22/2017           6,758
     5,000   US Airways Group, Inc. Pass-Through Trust                   5.45        6/03/2018           4,825
     2,645   US Airways Group, Inc. Pass-Through Trust                   9.75       10/22/2018           2,995
     1,679   US Airways Group, Inc. Pass-Through Trust (INS)             7.08        3/20/2021           1,767
                                                                                                    ----------
                                                                                                        76,572
                                                                                                    ----------
             BUILDING PRODUCTS (0.3%)
     5,000   USG Corp. (b)                                               8.38       10/15/2018           5,463
                                                                                                    ----------
             COMMERCIAL PRINTING (0.9%)
     5,000   Cenveo Corp.                                                8.88        2/01/2018           5,063
     5,035   Harland Clarke Holdings Corp.                               6.00 (c)    5/15/2015           5,060
     8,000   R.R. Donnelley & Sons Co.                                   8.25        3/15/2019           9,240
                                                                                                    ----------
                                                                                                        19,363
                                                                                                    ----------
             CONSTRUCTION & ENGINEERING (0.1%)
     2,000   Zachry Holdings, Inc. (b)                                   7.50        2/01/2020           2,090
                                                                                                    ----------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.2%)
     5,000   Navistar International Corp.                                8.25       11/01/2021           5,131
                                                                                                    ----------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.1%)
     1,000   Artesyn Escrow, Inc. (b)                                    9.75       10/15/2020           1,035
                                                                                                    ----------
             INDUSTRIAL CONGLOMERATES (0.0%)
       530   Tomkins, LLC                                                9.00       10/01/2018             583
                                                                                                    ----------
             INDUSTRIAL MACHINERY (0.6%)
     5,000   Dynacast International, LLC                                 9.25        7/15/2019           5,525
     1,200   Mueller Water Products, Inc.                                8.75        9/01/2020           1,350
     5,000   Thermadyne Holdings Corp.                                   9.00       12/15/2017           5,400
                                                                                                    ----------
                                                                                                        12,275
                                                                                                    ----------
             RAILROADS (0.4%)
     4,135   Florida East Coast Railway Corp.                            8.13        2/01/2017           4,373
     3,824   Southern Capital Pass-Through Trust (b)                     5.70        6/30/2022           4,039
                                                                                                    ----------
                                                                                                         8,412
                                                                                                    ----------
             TRUCKING (0.1%)
     2,500   Avis Budget Car Rental, LLC & Avis Budget Finance, Inc.     5.50        4/01/2023           2,463
                                                                                                    ----------

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             Total Industrials                                                                      $  153,524
                                                                                                    ----------

             INFORMATION TECHNOLOGY (2.9%)
             -----------------------------
             COMPUTER HARDWARE (0.2%)
$    5,000   Denali Borrower, LLC & Denali Finance Corp. (b)             5.63%      10/15/2020           4,963
                                                                                                    ----------
             COMMUNICATIONS EQUIPMENT (0.3%)
     3,500   Avaya, Inc. (b)                                             7.00        4/01/2019           3,360
     3,500   Avaya, Inc. (b)                                            10.50        3/01/2021           3,063
                                                                                                    ----------
                                                                                                         6,423
                                                                                                    ----------
             DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
     4,750   First Data Corp. (b)                                        7.38        6/15/2019           5,136
     2,000   First Data Corp. (b)                                        6.75       11/01/2020           2,127
     8,000   First Data Corp. (b)                                       11.25        1/15/2021           8,830
     4,000   Lender Processing Services, Inc.                            5.75        4/15/2023           4,190
     4,000   SunGard Data Systems, Inc.                                  6.63       11/01/2019           4,200
     1,990   SunGard Data Systems, Inc. (a)                              4.00        3/09/2020           2,008
                                                                                                    ----------
                                                                                                        26,491
                                                                                                    ----------
             HOME ENTERTAINMENT SOFTWARE (0.3%)
     5,000   Activision Blizzard, Inc. (b)                               5.63        9/15/2021           5,187
     2,000   Activision Blizzard, Inc. (b)                               6.13        9/15/2023           2,095
                                                                                                    ----------
                                                                                                         7,282
                                                                                                    ----------
             SEMICONDUCTOR EQUIPMENT (0.1%)
     3,000   SunEdison, Inc.                                             7.75        4/01/2019           3,154
                                                                                                    ----------
             SEMICONDUCTORS (0.1%)
     1,922   Freescale Semiconductor, Inc. (b)                           9.25        4/15/2018           2,088
                                                                                                    ----------
             SYSTEMS SOFTWARE (0.6%)
     4,000   BMC Software, Inc. (a)                                      5.00        9/10/2020           4,046
     2,000   BMC Software, Inc. (b)                                      8.13        7/15/2021           2,125
     5,000   Sophia, LP (b)                                              9.75        1/15/2019           5,475
                                                                                                    ----------
                                                                                                        11,646
                                                                                                    ----------
             Total Information Technology                                                               62,047
                                                                                                    ----------

             MATERIALS (4.4%)
             ----------------
             ALUMINUM (0.2%)
     4,000   Aleris International, Inc.                                  7.63        2/15/2018           4,265
                                                                                                    ----------
             COMMODITY CHEMICALS (0.5%)
     5,000   Hexion U.S. Finance Corp.                                   8.88        2/01/2018           5,175
     5,000   Hexion U.S. Finance Corp.                                   6.63        4/15/2020           5,100
                                                                                                    ----------
                                                                                                        10,275
                                                                                                    ----------
             DIVERSIFIED METALS & MINING (0.2%)
     4,000   Thompson Creek Metals Co., Inc.                             7.38        6/01/2018           3,640
                                                                                                    ----------
             METAL & GLASS CONTAINERS (1.2%)
     8,500   Reynolds Group Issuer, Inc.                                 7.88        8/15/2019           9,435
     9,000   Reynolds Group Issuer, Inc.                                 9.88        8/15/2019          10,001
     5,000   Reynolds Group Issuer, Inc.                                 5.75       10/15/2020           5,188
                                                                                                    ----------
                                                                                                        24,624
                                                                                                    ----------
             PAPER PACKAGING (0.3%)
     7,000   Sealed Air Corp. (b)                                        6.88        7/15/2033           6,615
                                                                                                    ----------
             PAPER PRODUCTS (0.5%)
     8,725   Mercer International, Inc.                                  9.50       12/01/2017           9,510
     4,000   Verso Paper Holdings, LLC                                   8.75        2/01/2019           1,300
                                                                                                    ----------
                                                                                                        10,810
                                                                                                    ----------

================================================================================

7  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             SPECIALTY CHEMICALS (0.2%)
$    5,000   Momentive Performance Materials, Inc.                       9.00%       1/15/2021      $    4,462
       250   US Coatings Acquisition, Inc. (b)                           7.38        5/01/2021             267
                                                                                                    ----------
                                                                                                         4,729
                                                                                                    ----------
             STEEL (1.3%)
     5,456   Allegheny Ludlum Corp.                                      6.95       12/15/2025           5,792
    12,000   Atkore International, Inc. (b)                              9.88        1/01/2018          13,020
     4,000   Edgen Murray Corp. (b)                                      8.75       11/01/2020           4,640
     4,000   JMC Steel Group (b)                                         8.25        3/15/2018           3,985
     1,000   Severstal Columbus, LLC                                    10.25        2/15/2018           1,065
                                                                                                    ----------
                                                                                                        28,502
                                                                                                    ----------
             Total Materials                                                                            93,460
                                                                                                    ----------

             TELECOMMUNICATION SERVICES (6.7%)
             ---------------------------------
             ALTERNATIVE CARRIERS (0.8%)
    10,000   Level 3 Financing, Inc.                                     8.13        7/01/2019          11,100
     1,000   Level 3 Financing, Inc. (b),(f)                             6.13        1/15/2021           1,020
     5,000   TW Telecom Holdings, Inc. (b)                               6.38        9/01/2023           5,212
                                                                                                    ----------
                                                                                                        17,332
                                                                                                    ----------
             INTEGRATED TELECOMMUNICATION SERVICES (3.3%)
    10,000   CenturyLink, Inc.                                           5.80        3/15/2022           9,950
     5,000   Cincinnati Bell, Inc.                                       8.75        3/15/2018           5,325
     5,000   Frontier Communications Corp.                               7.63        4/15/2024           5,300
     9,000   Frontier Communications Corp.                               9.00        8/15/2031           9,360
       627   Qwest Corp.                                                 7.38        6/01/2051          15,706
    10,000   Verizon Communications, Inc.                                4.50        9/15/2020          10,840
    10,000   Windstream Corp. (b)                                        7.50        6/01/2022          10,525
     3,000   Windstream Corp.                                            6.38        8/01/2023           2,925
                                                                                                    ----------
                                                                                                        69,931
                                                                                                    ----------
             WIRELESS TELECOMMUNICATION SERVICES (2.6%)
     5,000   Cricket Communications, Inc.                                7.75       10/15/2020           5,731
     4,000   MetroPCS Wireless, Inc.                                     6.63       11/15/2020           4,245
     1,600   MetroPCS Wireless, Inc. (b)                                 6.25        4/01/2021           1,680
     2,000   MetroPCS Wireless, Inc. (b)                                 6.63        4/01/2023           2,100
     3,000   NII Capital Corp.                                           8.88       12/15/2019           1,905
     2,000   NII Capital Corp.                                           7.63        4/01/2021           1,175
    12,000   Sprint Communications, Inc.                                 7.00        8/15/2020          12,930
     6,000   Sprint Communications, Inc.                                 6.00       11/15/2022           5,940
    10,000   Sprint Corp. (b)                                            7.25        9/15/2021          10,813
     5,000   Sprint Corp. (b)                                            7.88        9/15/2023           5,438
     1,000   T-Mobile USA, Inc.                                          6.73        4/28/2022           1,060
       250   T-Mobile USA, Inc.                                          6.84        4/28/2023             265
                                                                                                    ----------
                                                                                                        53,282
                                                                                                    ----------
             Total Telecommunication Services                                                          140,545
                                                                                                    ----------

             UTILITIES (5.3%)
             ----------------
             ELECTRIC UTILITIES (2.8%)
    10,975   Enel S.p.A. (b)                                             8.75        9/24/2073          11,930
       288   FPL Energy National Wind Portfolio, LLC (b)                 6.13        3/25/2019             247
       126   FPL Energy Wind Funding, LLC (b)                            6.88        6/27/2017             110
     2,000   NextEra Energy Capital Holdings, Inc.                       6.65        6/15/2067           2,052
     2,000   NextEra Energy Capital Holdings, Inc.                       7.30        9/01/2067           2,142
     3,000   Otter Tail Corp.                                            9.00       12/15/2016           3,493
    24,630   PPL Capital Funding, Inc. (d)                               6.70        3/30/2067          24,895
     4,000   Texas Competitive Electric Holdings Co., LLC               10.25       11/01/2015             280
    16,960   Texas Competitive Electric Holdings Co., LLC (a)            4.70       10/10/2017          11,342

================================================================================

                                                   Portfolio of Investments |  8

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    3,000   Texas Competitive Electric Holdings Co., LLC (b)           11.50%      10/01/2020      $    2,152
                                                                                                    ----------
                                                                                                        58,643
                                                                                                    ----------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (1.5%)
     7,000   AES Corp.                                                   7.38        7/01/2021           7,962
     5,400   Calpine Corp. (b)                                           7.88        1/15/2023           5,900
    15,000   Genon Energy, Inc.                                          9.88       10/15/2020          16,875
                                                                                                    ----------
                                                                                                        30,737
                                                                                                    ----------
             MULTI-UTILITIES (1.0%)
     9,790   Integrys Energy Group, Inc.                                 6.11       12/01/2066           9,846
    11,025   Puget Sound Energy, Inc.                                    6.97        6/01/2067          11,603
                                                                                                    ----------
                                                                                                        21,449
                                                                                                    ----------
             Total Utilities                                                                           110,829
                                                                                                    ----------
             Total Corporate Obligations (cost: $1,422,207)                                          1,504,031
                                                                                                    ----------

             EURODOLLAR AND YANKEE OBLIGATIONS (12.4%)

             CONSUMER DISCRETIONARY (0.4%)
             -----------------------------
             CABLE & SATELLITE (0.3%)
     5,000   Nara Cable Funding Ltd. (b)                                 8.88       12/01/2018           5,362
                                                                                                    ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
     2,500   Carlson Wagonlit B.V. (b)                                   6.88        6/15/2019           2,600
                                                                                                    ----------
             Total Consumer Discretionary                                                                7,962
                                                                                                    ----------
             CONSUMER STAPLES (0.8%)
             -----------------------
             PACKAGED FOODS & MEAT (0.8%)
     2,300   Fage USA Dairy Industry, Inc. (b)                           9.88        2/01/2020           2,501
     9,425   JBS S.A.                                                   10.50        8/04/2016          10,603
     3,000   Minerva Luxembourg, S.A.                                    7.75        1/31/2023           2,918
                                                                                                    ----------
                                                                                                        16,022
                                                                                                    ----------
             Total Consumer Staples                                                                     16,022
                                                                                                    ----------
             ENERGY (0.1%)
             -------------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
     2,000   Expro Finance Luxembourg SCA (b)                            8.50       12/15/2016           2,105
                                                                                                    ----------
             OIL & GAS EXPLORATION & PRODUCTION (0.0%)
     1,000   OGX Austria GmbH (b),(h)                                    8.38        4/01/2022             100
                                                                                                    ----------
             Total Energy                                                                                2,205
                                                                                                    ----------

             FINANCIALS (4.1%)
             -----------------
             DIVERSIFIED BANKS (1.0%)
     1,000   Barclays Bank plc (b)                                       5.93                -(g)        1,057
     3,500   BayernLB Capital Trust l                                    6.20                -(g)        2,765
     5,000   Royal Bank of Scotland Group plc                            7.64                -(g)        4,837
    10,000   Royal Bank of Scotland Group plc                            9.50        3/16/2022          11,678
                                                                                                    ----------
                                                                                                        20,338
                                                                                                    ----------
             DIVERSIFIED CAPITAL MARKETS (0.2%)
     5,000   Deutsche Bank Capital Trust IV                              4.59 (c)            -(g)        4,500
                                                                                                    ----------
             LIFE & HEALTH INSURANCE (0.1%)
     2,000   Great-West Life & Annuity Insurance Capital, LP (b)         7.15        5/16/2046           2,110
                                                                                                    ----------

================================================================================

9  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             MULTI-LINE INSURANCE (0.7%)
$    5,000   AXA S.A. (b)                                                6.46%               -(g)   $    5,106
     9,072   ZFS Finance USA Trust II (b)                                6.45       12/15/2065           9,775
                                                                                                    ----------
                                                                                                        14,881
                                                                                                    ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.6%)
     2,000   ING Capital Funding Trust III                               3.85 (c)            -(g)        1,985
     6,986   ING Groep N.V.                                              5.78                -(g)        7,309
        36   ING Groep N.V.                                              7.20                -(g)          908
        27   ING Groep N.V.                                              7.38                -(g)          668
        58   ING Groep N.V.                                              8.50                -(g)        1,483
                                                                                                    ----------
                                                                                                        12,353
                                                                                                    ----------
             PROPERTY & CASUALTY INSURANCE (1.3%)
    22,000   QBE Capital Funding III Ltd. (b)                            7.25        5/24/2041          23,189
     4,000   XL Group plc                                                6.50                -(g)        3,944
                                                                                                    ----------
                                                                                                        27,133
                                                                                                    ----------
             REGIONAL BANKS (0.0%)
     1,000   Kaupthing Bank hf, acquired 1/25/2008;
               cost $888(b),(h),(i)                                      5.75       10/04/2011             254
                                                                                                    ----------
             REINSURANCE (0.2%)
     5,000   Swiss Re Capital I, LP (b)                                  6.85                -(g)        5,350
                                                                                                    ----------
             Total Financials                                                                           86,919
                                                                                                    ----------
             INDUSTRIALS (1.7%)
             ------------------
             AEROSPACE & DEFENSE (0.1%)
     2,000   Bombardier, Inc. (b)                                        6.13        1/15/2023           2,035
                                                                                                    ----------
             AIRLINES (0.8%)
    12,000   Air Canada "B" Pass-Through Trust (b)                       5.38        5/15/2021          11,610
     5,000   Virgin Australia Holdings Ltd. Pass-Through Trust (b)       7.13       10/23/2018           5,038
                                                                                                    ----------
                                                                                                        16,648
                                                                                                    ----------
             MARINE (0.5%)
     1,000   Navios Maritime Acquisition Corp. (b),(f)                   8.13       11/15/2021           1,015
     5,000   Navios Maritime Holdings, Inc.                              8.88       11/01/2017           5,256
     5,000   Navios Maritime Holdings, Inc.                              8.13        2/15/2019           5,100
                                                                                                    ----------
                                                                                                        11,371
                                                                                                    ----------
             TRADING COMPANIES & DISTRIBUTORS (0.3%)
     5,000   Ashtead Capital, Inc. (b)                                   6.50        7/15/2022           5,387
                                                                                                    ----------
             Total Industrials                                                                          35,441
                                                                                                    ----------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             COMPUTER STORAGE & PERIPHERALS (0.1%)
     2,000   MMI International Ltd. (b)                                  8.00        3/01/2017           2,020
                                                                                                    ----------
             SEMICONDUCTOR EQUIPMENT (0.2%)
     5,000   Global A&T Electronics (b)                                 10.00        2/01/2019           4,038
                                                                                                    ----------
             Total Information Technology                                                                6,058
                                                                                                    ----------
             MATERIALS (3.7%)
             ----------------
             CONSTRUCTION MATERIALS (0.3%)
       986   CEMEX Finance, LLC (b)                                      9.50       12/14/2016           1,043
     1,000   CEMEX Finance, LLC (b)                                      9.38       10/12/2022           1,127
     1,000   CEMEX S.A. de C.V. (b)                                      9.00        1/11/2018           1,093
     3,000   CEMEX S.A. de C.V. (b)                                      6.50       12/10/2019           3,052
                                                                                                    ----------
                                                                                                         6,315
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  10

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
             DIVERSIFIED CHEMICALS (0.1%)
$    1,000   INEOS Finance plc (b)                                      7.50%        5/01/2020      $    1,098
                                                                                                    ----------
             DIVERSIFIED METALS & MINING (0.9%)
    15,000   Glencore Funding, LLC (b)                                  4.13         5/30/2023          14,287
     5,000   Vedanta Resources plc (b)                                  8.25         6/07/2021           5,172
                                                                                                    ----------
                                                                                                        19,459
                                                                                                    ----------
             GOLD (0.6%)
     5,000   Eldorado Gold Corp. (b)                                    6.13        12/15/2020           5,000
     5,000   New Gold, Inc. (b)                                         6.25        11/15/2022           4,950
     4,000   Newcrest Finance Property Ltd. (b)                         4.20        10/01/2022           3,321
                                                                                                    ----------
                                                                                                        13,271
                                                                                                    ----------
             METAL & GLASS CONTAINERS (0.3%)
     4,000   Ardagh Packaging Finance plc (b)                           9.13        10/15/2020           4,330
     1,000   Ardagh Packaging Finance plc (b)                           7.00        11/15/2020           1,000
     1,000   Ardagh Packaging Finance plc (b)                           4.88        11/15/2022             987
                                                                                                    ----------
                                                                                                         6,317
                                                                                                    ----------
             PAPER PACKAGING (0.3%)
     6,200   Smurfit Kappa Treasury Funding Ltd.                        7.50        11/20/2025           6,851
                                                                                                    ----------
             PAPER PRODUCTS (0.2%)
     5,000   Sappi Papier Holding GmbH (b)                              6.63         4/15/2021           4,725
                                                                                                    ----------
             STEEL (1.0%)
    15,000   ArcelorMittal                                              7.50        10/15/2039          14,887
     5,000   FMG Resources (August 2006) Pty Ltd. (b)                   6.88         4/01/2022           5,338
                                                                                                    ----------
                                                                                                        20,225
                                                                                                    ----------
             Total Materials                                                                            78,261
                                                                                                    ----------

             TELECOMMUNICATION SERVICES (0.8%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
     5,000   Sable International Finance Ltd. (b)                       8.75         2/01/2020           5,675
                                                                                                    ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.6%)
     5,000   Digicel Ltd. (b)                                           6.00         4/15/2021           4,863
     5,000   Intelsat Jackson Holdings Ltd.                             7.25         4/01/2019           5,412
     2,000   NII International Telecom SCA (b)                          7.88         8/15/2019           1,750
                                                                                                    ----------
                                                                                                        12,025
                                                                                                    ----------
             Total Telecommunication Services                                                           17,700
                                                                                                    ----------

             UTILITIES (0.5%)
             ----------------
             ELECTRIC UTILITIES (0.5%)
    10,000   Electricite De France S.A. (b)                             5.25                 -(g)        9,848
                                                                                                    ----------
             Total Eurodollar and Yankee Obligations (cost: $245,807)                                  260,416
                                                                                                    ----------

             COMMERCIAL MORTGAGE SECURITIES (5.1%)

             FINANCIALS (5.1%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (5.1%)
     2,444   Banc of America Commercial Mortgage, Inc. (b)              5.30        12/10/2042           2,360
     4,920   Banc of America Commercial Mortgage, Inc.                  5.77         5/10/2045           5,208
         6   Banc of America Commercial Mortgage, Inc. (b)              5.46         9/10/2047               7
     5,000   Banc of America Commercial Mortgage, Inc.                  6.25         2/10/2051           5,197
       497   Banc of America Merrill Lynch Commercial
               Mortgage, Inc. (b)                                       5.94         9/10/2047             521
     2,500   Bear Stearns Commercial Mortgage Securities, Inc.          5.49        12/11/2040           2,296

================================================================================

11  | USAA High Income Fund

================================================================================

PRINCIPAL                                                                                               MARKET
AMOUNT                                                                 COUPON                            VALUE
(000)        SECURITY                                                    RATE         MATURITY           (000)
--------------------------------------------------------------------------------------------------------------
$    4,000   Bear Stearns Commercial Mortgage Securities, Inc.          5.21%        2/11/2041      $    4,056
     3,176   Bear Stearns Commercial Mortgage Securities, Inc. (b)      5.66         9/11/2041           3,006
     5,000   Bear Stearns Commercial Mortgage Securities, Inc.          5.57         1/12/2045           4,866
     2,500   Citigroup Commercial Mortgage Trust                        5.78         3/15/2049           2,570
     2,950   Credit Suisse Commercial Mortgage Pass-Through Trust       5.79         6/15/2038           2,966
    15,000   Credit Suisse Commercial Mortgage Pass-Through Trust       0.37         2/15/2040          11,152
     3,213   Credit Suisse First Boston Mortgage Securities Corp. (b)   5.02         1/15/2037           3,202
     7,110   GE Capital Commercial Mortgage Corp.                       5.28         3/10/2044           6,845
     5,000   GE Capital Commercial Mortgage Corp.                       5.61        12/10/2049           5,103
     2,000   GMAC Commercial Mortgage Securities, Inc.                  4.97        12/10/2041           1,900
    10,000   GS Mortgage Securities Corp. II                            5.63         4/10/2038           9,800
     1,000   GS Mortgage Securities Corp. II                            5.53         8/10/2038           1,024
     6,000   GS Mortgage Securities Corp. II                            5.74         8/10/2038           5,960
     2,830   J.P. Morgan Chase Commercial Mortgage Securities Corp.     4.97         9/12/2037           2,672
     2,000   J.P. Morgan Chase Commercial Mortgage Securities Corp.     5.48         5/15/2045           2,086
     3,750   Merrill Lynch Mortgage Trust                               5.18         7/12/2038           3,586
     5,000   Merrill Lynch Mortgage Trust                               5.68         5/12/2039           5,048
     5,000   Merrill Lynch Mortgage Trust                               5.05         8/12/2039           4,935
     1,445   Morgan Stanley Capital I, Inc.                             5.17         8/13/2042           1,464
     2,000   Wachovia Bank Commercial Mortgage Trust (b)                4.99         5/15/2044           1,879
     4,000   Wachovia Bank Commercial Mortgage Trust                    5.38        12/15/2044           4,021
     5,000   Wachovia Bank Commercial Mortgage Trust                    5.37        11/15/2048           4,739
                                                                                                    ----------
                                                                                                       108,469
                                                                                                    ----------
             INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
       693   Credit Suisse First Boston Corp., acquired
               6/13/2003; cost $34(i)                                   1.85         5/17/2040              36
                                                                                                    ----------
             Total Financials                                                                          108,505
                                                                                                    ----------
             Total Commercial Mortgage Securities (cost: $104,474)                                     108,505
                                                                                                    ----------

             MUNICIPAL BONDS (0.2%)

             CASINOS & GAMING (0.2%)
     5,091   Mashantucket (Western) Pequot Tribe (b),(e)
               (cost: $2,780)                                           7.35         7/01/2026           3,426
                                                                                                    ----------

             EXCHANGE-TRADED FUNDS (0.9%)
       106   iShares iBoxx High Yield Corporate Bond Fund                                                9,901
       246   SPDR Barclays Capital High Yield Bond Fund                                                  9,995
                                                                                                    ----------
             Total Exchange-Traded Funds (cost: $19,939)                                                19,896
                                                                                                    ----------

NUMBER
OF SHARES
--------------------------------------------------------------------------------------------------------------
             EQUITY SECURITIES (8.6%)

             COMMON STOCKS (4.2%)

             CONSUMER DISCRETIONARY (1.0%)
             -----------------------------
             APPAREL, ACCESSORIES & LUXURY GOODS (0.1%)
    58,400   LVMH Moet Hennessy ADR                                                                      2,251
                                                                                                    ----------

================================================================================

                                                  Portfolio of Investments |  12

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             AUTO PARTS & EQUIPMENT (0.2%)
    57,766   Lear Corp.                                                                   $    4,470
       427   MD Investors Corp., acquired 10/16/2009; cost $0*(i),(j)                             10
                                                                                          ----------
                                                                                               4,480
                                                                                          ----------
             CABLE & SATELLITE (0.3%)
    20,000   Charter Communications, Inc. "A"*                                                 2,685
    72,680   Comcast Corp. "A"                                                                 3,458
                                                                                          ----------
                                                                                               6,143
                                                                                          ----------
             CATALOG RETAIL (0.1%)
    10,874   Harry & David Holdings, Inc., acquired 9/13/2011; cost $2,528(b),(i),(j)          1,392
                                                                                          ----------
             GENERAL MERCHANDISE STORES (0.1%)
    40,435   Target Corp.                                                                      2,620
                                                                                          ----------
             HOME FURNISHINGS (0.1%)
    73,070   Tempur Sealy International, Inc.*                                                 2,802
                                                                                          ----------
             HOTELS, RESORTS & CRUISE LINES (0.1%)
    25,400   Hyatt Hotels Corp. "A"*                                                           1,209
                                                                                          ----------
             PUBLISHING (0.0%)
    50,096   American Media, Inc., acquired 12/22/2010; cost $969*(b),(i),(j)                    471
                                                                                          ----------
             Total Consumer Discretionary                                                     21,368
                                                                                          ----------

             CONSUMER STAPLES (0.2%)
             -----------------------
             DRUG RETAIL (0.1%)
    35,500   CVS Caremark Corp.                                                                2,210
                                                                                          ----------
             HOUSEHOLD PRODUCTS (0.0%)
    11,242   Kimberly-Clark Corp.                                                              1,214
                                                                                          ----------
             PACKAGED FOODS & MEAT (0.1%)
    25,100   Green Mountain Coffee Roasters, Inc.*                                             1,577
                                                                                          ----------
             Total Consumer Staples                                                            5,001
                                                                                          ----------

             ENERGY (0.3%)
             -------------
             INTEGRATED OIL & GAS (0.2%)
     8,522   Chevron Corp.                                                                     1,022
    47,063   Royal Dutch Shell plc ADR                                                         3,137
                                                                                          ----------
                                                                                               4,159
                                                                                          ----------
             OIL & GAS EQUIPMENT & SERVICES (0.1%)
    88,602   Deepocean Group Holdings AS, acquired 6/28/2011; cost $1,636*(i),(j)              2,661
                                                                                          ----------
             Total Energy                                                                      6,820
                                                                                          ----------

             FINANCIALS (0.6%)
             -----------------
             LIFE & HEALTH INSURANCE (0.1%)
    21,952   MetLife, Inc.                                                                     1,038
                                                                                          ----------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.0%)
    18,507   JPMorgan Chase & Co.                                                                954
                                                                                          ----------
             REGIONAL BANKS (0.0%)
    27,800   BB&T Corp.                                                                          944
                                                                                          ----------
             REITs - MORTGAGE (0.3%)
   112,000   Hatteras Financial Corp.                                                          2,039
   280,600   MFA Financial, Inc.                                                               2,079
   213,200   Two Harbors Investment Corp.                                                      1,989
                                                                                          ----------
                                                                                               6,107
                                                                                          ----------

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13  | USAA High Income Fund

================================================================================

                                                                                              MARKET
NUMBER                                                                                         VALUE
OF SHARES    SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             SPECIALIZED FINANCE (0.1%)
    35,130   CME Group, Inc.                                                              $    2,607
                                                                                          ----------
             THRIFTS & MORTGAGE FINANCE (0.1%)
   115,241   People's United Financial, Inc.                                                   1,663
                                                                                          ----------
             Total Financials                                                                 13,313
                                                                                          ----------
             HEALTH CARE (0.5%)
             ------------------
             HEALTH CARE EQUIPMENT (0.0%)
     3,407   Diagnostic Services Holdings, acquired 6/01/2009; cost $756*(b),(i),(j)             169
                                                                                          ----------
             PHARMACEUTICALS (0.5%)
    22,300   AbbVie, Inc.                                                                      1,080
    27,162   Johnson & Johnson                                                                 2,516
    50,900   Merck & Co., Inc.                                                                 2,295
    52,607   Novartis AG ADR                                                                   4,080
                                                                                          ----------
                                                                                               9,971
                                                                                          ----------
             Total Health Care                                                                10,140
                                                                                          ----------
             INDUSTRIALS (0.2%)
             ------------------
             COMMERCIAL PRINTING (0.0%)
      518    Quad Graphics, Inc.                                                                  18
                                                                                          ----------
             INDUSTRIAL CONGLOMERATES (0.2%)
   120,000   General Electric Co.                                                              3,137
                                                                                          ----------
             Total Industrials                                                                 3,155
                                                                                          ----------
             INFORMATION TECHNOLOGY (0.3%)
             -----------------------------
             DATA PROCESSING & OUTSOURCED SERVICES (0.1%)
    27,798   Automatic Data Processing, Inc.                                                   2,084
                                                                                          ----------
             SEMICONDUCTORS (0.1%)
    74,500   Intel Corp.                                                                       1,820
                                                                                          ----------
             SYSTEMS SOFTWARE (0.1%)
    61,150   Microsoft Corp.                                                                   2,162
                                                                                          ----------
             Total Information Technology                                                      6,066
                                                                                          ----------
             MATERIALS (0.7%)
             ----------------
             COMMODITY CHEMICALS (0.2%)
    61,015   LyondellBasell Industries N.V. "A"                                                4,552
                                                                                          ----------
             CONSTRUCTION MATERIALS (0.0%)
       596   Panolam Holdings Co., acquired 1/20/2010; cost $315*(i),(j)                          --
                                                                                          ----------
             DIVERSIFIED CHEMICALS (0.1%)
    20,716   E.I. du Pont de Nemours & Co.                                                     1,268
                                                                                          ----------
             GOLD (0.1%)
    43,000   Barrick Gold Corp.                                                                  834
    28,300   Goldcorp, Inc.                                                                      720
    33,650   Newmont Mining Corp.                                                                917
                                                                                          ----------
                                                                                               2,471
                                                                                          ----------
             PAPER PRODUCTS (0.3%)
    54,650   Clearwater Paper Corp.*                                                           2,854
    57,700   International Paper Co.                                                           2,574
       534   Resolute Forest Products*                                                             8
                                                                                          ----------
                                                                                               5,436
                                                                                          ----------
             Total Materials                                                                  13,727
                                                                                          ----------

================================================================================

                                                  Portfolio of Investments |  14

================================================================================

PRINCIPAL
AMOUNT                                                                                        MARKET
$(000)/                                                                                        VALUE
SHARES       SECURITY                                                                          (000)
----------------------------------------------------------------------------------------------------
             TELECOMMUNICATION SERVICES (0.4%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (0.3%)
    80,403   AT&T, Inc.                                                                   $    2,910
    29,000   CenturyLink, Inc.                                                                   982
    29,650   Verizon Communications, Inc.                                                      1,498
                                                                                          ----------
                                                                                               5,390
                                                                                          ----------
             WIRELESS TELECOMMUNICATION SERVICES (0.1%)
    40,677   Crown Castle International Corp.*                                                 3,092
                                                                                          ----------
             Total Telecommunication Services                                                  8,482
                                                                                          ----------
             Total Common Stocks (cost: $67,212)                                              88,072
                                                                                          ----------

             PREFERRED STOCKS (4.4%)

             CONSUMER STAPLES (1.3%)
             -----------------------
             AGRICULTURAL PRODUCTS (1.3%)
   200,000   CHS, Inc., Series B, 7.88%, cumulative redeemable, perpetual                      5,721
   200,000   Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual(b)       21,737
                                                                                          ----------
                                                                                              27,458
                                                                                          ----------
             Total Consumer Staples                                                           27,458
                                                                                          ----------
             ENERGY (1.0%)
             -------------
             OIL & GAS EXPLORATION & PRODUCTION (1.0%)
    17,000   Chesapeake Energy Corp., 5.75%, perpetual (b)                                    20,117
                                                                                          ----------
             FINANCIALS (2.0%)
             -----------------
             CONSUMER FINANCE (0.5%)
     3,000   Ally Financial, Inc., 7.00%, perpetual(b)                                         2,881
  $320,000   GMAC Capital Trust I, 8.13%, cumulative redeemable                                8,595
                                                                                          ----------
                                                                                              11,476
                                                                                          ----------
             DIVERSIFIED BANKS (0.3%)
     8,000   US Bancorp, 7.19%, perpetual                                                      6,238
                                                                                          ----------
             PROPERTY & CASUALTY INSURANCE (0.2%)
    $3,000   Catlin Insurance Co. Ltd., 7.25%, perpetual(b)                                    3,135
    $2,000   Syncora Holdings Ltd., 6.88%, perpetual(j)                                           --
                                                                                          ----------
                                                                                               3,135
                                                                                          ----------
             REINSURANCE (0.0%)
     3,000   American Overseas Group Ltd., 7.50%, non-cumulative, acquired 1/23/2007 -
             3/02/2007; cost $3,109(i),(j)                                                       750
                                                                                          ----------
             REITs - INDUSTRIAL (0.5%)
   185,741   ProLogis, Inc., Series Q, 8.54%, cumulative redeemable, perpetual                10,703
                                                                                          ----------
             REITs - OFFICE (0.3%)
   240,000   CommonWealth REIT, Series E, 7.25%, cumulative redeemable, perpetual              5,525
                                                                                          ----------
             REITs - SPECIALIZED (0.2%)
   170,000   Felcor Lodging Trust, Inc., Series C, 8.00%, perpetual                            4,000
                                                                                          ----------
             THRIFTS & MORTGAGE FINANCE (0.0%)
    20,000   Freddie Mac, 6.02%, perpetual*                                                      124
    80,000   Freddie Mac, 8.38%, perpetual*                                                      572
                                                                                          ----------
                                                                                                 696
                                                                                          ----------
             Total Financials                                                                 42,523
                                                                                          ----------

================================================================================

15  | USAA High Income Fund

================================================================================

                                                                                                 MARKET
NUMBER                                                                                            VALUE
OF SHARES    SECURITY                                                                             (000)
-------------------------------------------------------------------------------------------------------
             UTILITIES (0.1%)
             ----------------
             ELECTRIC UTILITIES (0.1%)
    27,000   Southern California Edison, Series D, 6.50%, cumulative redeemable,
                perpetual                                                                   $     2,692
                                                                                            -----------
             Total Preferred Stocks (cost: $89,460)                                              92,790
                                                                                            -----------

             WARRANTS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             AUTO PARTS & EQUIPMENT (0.0%)
       147   Lear Corp.*                                                                             23
                                                                                            -----------
             CABLE & SATELLITE (0.0%)
     5,016   Charter Communications Inc. "A"*                                                       458
                                                                                            -----------
             PUBLISHING (0.0%)
    12,745   Reader's Digest Association, Inc.*(j)                                                   --
                                                                                            -----------
             Total Consumer Discretionary                                                           481
                                                                                            -----------
             Total Warrants (cost: $27)                                                             481
                                                                                            -----------
             Total Equity Securities (cost: $156,699)                                           181,343
                                                                                            -----------

             TOTAL INVESTMENTS (COST: $1,951,906)                                           $ 2,077,617
                                                                                            ===========

($ IN 000s)                                                 VALUATION HIERARCHY
                                                            -------------------

                                                (LEVEL 1)        (LEVEL 2)        (LEVEL 3)
                                              QUOTED PRICES        OTHER         SIGNIFICANT
                                                IN ACTIVE       SIGNIFICANT     UNOBSERVABLE
                                                 MARKETS        OBSERVABLE         INPUTS
                                              FOR IDENTICAL       INPUTS
ASSETS                                            ASSETS                                              TOTAL
-----------------------------------------------------------------------------------------------------------
Bonds:
  Corporate Obligations                       $      15,706     $ 1,488,325     $         --     $1,504,031
  Eurodollar and Yankee Obligations                      --         260,416               --        260,416
  Commercial Mortgage Securities                         --         108,505               --        108,505
  Municipal Bonds                                        --           3,426               --          3,426
  Exchange-Traded Funds                              19,896              --               --         19,896
Equity Securities:
  Common Stocks                                      83,369              --            4,703         88,072
  Preferred Stocks                                    8,595          83,445              750         92,790
  Warrants                                              481              --               --            481
-----------------------------------------------------------------------------------------------------------
Total                                         $     128,047     $ 1,944,117     $      5,453     $2,077,617
-----------------------------------------------------------------------------------------------------------

================================================================================

                                                  Portfolio of Investments |  16

================================================================================

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

                                                     COMMON STOCKS      PREFERRED STOCKS
----------------------------------------------------------------------------------------
Balance as of July 31, 2013                                 $4,159                  $750
Purchases                                                        -                     -
Sales                                                            -                     -
Transfers into Level 3                                           -                     -
Transfers out of Level 3                                         -                     -
Net realized gain (loss) on investments                          -                     -
Change in net unrealized appreciation/depreciation
of investments.                                                544                     -
----------------------------------------------------------------------------------------
Balance as of October 31, 2013                              $4,703                  $750
----------------------------------------------------------------------------------------

For the period of August 1, 2013, through October 31, 2013, there were no transfers of securities between levels. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

17  | USAA High Income Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2013 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. The information presented in this quarterly report pertains only to the USAA High Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund consists of three classes of shares: High Income Fund Shares (Fund Shares), High Income Fund Institutional Shares (Institutional Shares), and High Income Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to all classes. The Institutional Shares are available for investment through a USAA discretionary managed account program, and certain advisory programs sponsored by financial intermediaries, such as brokerage firms, investment advisors, financial planners, third-party administrators, and insurance companies. Institutional Shares also are available to institutional investors, which include retirement plans, endowments, foundations, and bank trusts, as well as other persons or legal entities that the Fund may approve from time to time, or for purchase by a USAA Fund participating in a fund-of-funds investment strategy (USAA fund-of-funds) and not to the general public. The Adviser Shares permit investors to purchase shares through financial intermediaries, banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

A. SECURITY VALUATION -- The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

================================================================================

18  | USAA High Income Fund

================================================================================

The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Board. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

================================================================================

19  | USAA High Income Fund

================================================================================

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain preferred stocks, which are valued based on methods discussed in Note A2, and certain bonds, which are valued based on methods discussed in Note A1.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of some securities falling in the Level 3 category are supported by tender offers and quoted prices obtained from broker-dealers participating in the market for these securities. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

================================================================================

                                         Notes to Portfolio of Investments |  20

================================================================================

         QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                      FAIR VALUE AT                        SIGNIFICANT
                     OCTOBER 31, 2013    VALUATION         UNOBSERVABLE
ASSETS                 ($ IN 000'S)     TECHNIQUE(S)         INPUT(S)              RANGE
EQUITY SECURITIES:
Common Stocks             $3,301          Market       Revenue Multiple(a)      0.4x - 1.2x
                                        Comparables
                                                       EBITDA Multiple(a)       2.3x - 13.6x
                                                       Earnings per
                                                         Share Multiple(a)      12.6x
                                                       Discount for lack
                                                         of marketability(b)    0.6x - 1.1x

(a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.
(b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis or for delayed draws on loans can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund receives a commitment fee for delayed draws on loans. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis and delayed-draw loan commitments may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases and commitments while remaining substantially fully invested. As of October 31, 2013, the Fund's outstanding delayed-delivery commitments, including interest purchased, were $4,250,000; all of which were when-issued securities. Also, included in these amounts is $250,000, for securities which were sold prior to October 31, 2013.

D. As of October 31, 2013, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2013, were $168,923,000 and $43,212,000, respectively, resulting in net unrealized appreciation of $125,711,000.

E. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,106,413,000 at October 31, 2013, and, in total, may not

================================================================================

21  | USAA High Income Fund

================================================================================

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 13.3% of net assets at October 31, 2013.

F. The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOs) -- represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

WARRANTS -- entitle the holder to buy a proportionate amount of common stock at a specified price for a stated period.

CREDIT ENHANCEMENTS -- add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by MBIA Insurance Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.
REIT    Real estate investment trust

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                                         Notes to Portfolio of Investments |  22

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SPECIFIC NOTES

(a) Senior loan (loan) -- is not registered under the Securities Act of 1933. The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at October 31, 2013. The weighted average life of the loan is likely to be shorter than the stated final maturity date due to mandatory or optional prepayments. The loan is deemed liquid by the Manager, under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(b) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Board, unless otherwise noted as illiquid.
(c) Variable-rate or floating-rate security -- interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2013.
(d) At October 31, 2013, portions of these securities were segregated to cover delayed-delivery and/or when-issued purchases.
(e) Pay-in-kind (PIK) -- Security in which the issuer will have or has the option to make all or a portion of the interest or dividend payments in additional securities.
(f) At October 31, 2013, the aggregate market value of securities purchased on a when-issued basis was $4,085,000.
(g) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(h) Currently the issuer is in default with respect to interest and/or principal payments.
(i) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at October 31, 2013, was $5,743,000, which represented 0.3% of the Fund's net assets.
(j) Security was fair valued at October 31, 2013, by the Manager in accordance with valuation procedures approved by the Board. The total value of all such securities was $5,453,000, which represented 0.3% of net assets of the Fund.
*     Non-income-producing security.

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23  | USAA High Income Fund

ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.





                                SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2013

By:      /S/ DANIEL J. MAVICO
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         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:    12/27/2013
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /S/ DANIEL S. MCNAMARA
         --------------------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:    12/27/2013
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By:      /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/27/2013
         ------------------------------